Other Income and Other Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Net writedown on other real estate owned	$ (309,797)	$ (265,876)	$ (141,060)